SHARE CAPITAL - Summary of stock option information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2025 shares	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 option	Mar. 31, 2025 $ / shares	Mar. 07, 2025 CAD ($)	Nov. 27, 2024 CAD ($)	Aug. 15, 2024 CAD ($)	Apr. 05, 2024 CAD ($)	Mar. 31, 2024 shares	Mar. 20, 2024 CAD ($)	Jun. 29, 2023 CAD ($)	Mar. 31, 2023 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)	3,956,684		3,956,684						1,742,139			778,163
Number of options exercisable (in shares)	3,591,976		3,591,976
Estimated grant date fair value | $		$ 47,427
Weighted average remaining life	8 years 1 month 17 days
Option Expiration Period One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			986
Number of options exercisable (in shares)			986
Exercise price (in dollars per share) | $ / shares				$ 13.11
Estimated grant date fair value | $		11
Weighted average remaining life	7 days
Option Expiration Period Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			2,372
Number of options exercisable (in shares)			2,372
Exercise price (in dollars per share) | $ / shares				16.72
Estimated grant date fair value | $		32
Weighted average remaining life	7 days
Option Expiration Period Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			986
Number of options exercisable (in shares)			986
Exercise price (in dollars per share) | $ / shares				21.28
Estimated grant date fair value | $		15
Weighted average remaining life	7 days
Option Expiration Period Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			1,161
Number of options exercisable (in shares)			1,161
Exercise price (in dollars per share) | $ / shares				66.12
Estimated grant date fair value | $		55
Weighted average remaining life	7 days
Option Expiration Period Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			27,631
Number of options exercisable (in shares)			27,631
Exercise price (in dollars per share) | $ / shares				9.50
Estimated grant date fair value | $		188
Weighted average remaining life	2 months 15 days
Option Expiration Period Six
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			5,263
Number of options exercisable (in shares)			5,263
Exercise price (in dollars per share) | $ / shares				34.20
Estimated grant date fair value | $		73
Weighted average remaining life	3 months
Option Expiration Period Seven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			7,106
Number of options exercisable (in shares)			7,106
Exercise price (in dollars per share) | $ / shares				28.50
Estimated grant date fair value | $		97
Weighted average remaining life	6 months
Option Expiration Period Eight
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			25,000
Number of options exercisable (in shares)			25,000
Exercise price (in dollars per share) | $ / shares				28.50
Estimated grant date fair value | $		509
Weighted average remaining life	7 months 6 days
Option Expiration Period Nine
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			9,869
Number of options exercisable (in shares)			9,869
Exercise price (in dollars per share) | $ / shares				28.50
Estimated grant date fair value | $		110
Weighted average remaining life	7 months 17 days
Option Expiration Period Ten
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			5,263
Number of options exercisable (in shares)			5,263
Exercise price (in dollars per share) | $ / shares				34.58
Estimated grant date fair value | $		53
Weighted average remaining life	7 months 17 days
Option Expiration Period Eleven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			5,263
Number of options exercisable (in shares)			5,263
Exercise price (in dollars per share) | $ / shares				56.24
Estimated grant date fair value | $		211
Weighted average remaining life	8 months 12 days
Option Expiration Period Twelve
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			2,829
Number of options exercisable (in shares)			2,829
Exercise price (in dollars per share) | $ / shares				66.12
Estimated grant date fair value | $		131
Weighted average remaining life	8 months 15 days
Option Expiration Period Thirteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			2,500
Number of options exercisable (in shares)			2,500
Exercise price (in dollars per share) | $ / shares				13.11
Estimated grant date fair value | $		28
Weighted average remaining life	9 months
Option Expiration Period Fourteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			3,947
Number of options exercisable (in shares)			3,947
Exercise price (in dollars per share) | $ / shares				16.72
Estimated grant date fair value | $		53
Weighted average remaining life	9 months
Option Expiration Period Fifteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			5,263
Number of options exercisable (in shares)			5,263
Exercise price (in dollars per share) | $ / shares				21.28
Estimated grant date fair value | $		79
Weighted average remaining life	9 months
Option Expiration Period Sixteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			1,974
Number of options exercisable (in shares)			1,974
Exercise price (in dollars per share) | $ / shares				77.14
Estimated grant date fair value | $		109
Weighted average remaining life	10 months 17 days
Option Expiration Period Seventeen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			5,725
Number of options exercisable (in shares)			5,725
Exercise price (in dollars per share) | $ / shares				52.82
Estimated grant date fair value | $		217
Weighted average remaining life	11 months 8 days
Option Expiration Period Eighteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			7,895
Number of options exercisable (in shares)			7,895
Exercise price (in dollars per share) | $ / shares				58.90
Estimated grant date fair value | $		360
Weighted average remaining life	11 months 15 days
Option Expiration Period Nineteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			987
Number of options exercisable (in shares)			987
Exercise price (in dollars per share) | $ / shares				50.16
Estimated grant date fair value | $		35
Weighted average remaining life	11 months 26 days
Option Expiration Period Twenty
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			4,342
Number of options exercisable (in shares)			4,342
Exercise price (in dollars per share) | $ / shares				13.11
Estimated grant date fair value | $		49
Weighted average remaining life	1 year
Option Expiration Period Twenty One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			3,339
Number of options exercisable (in shares)			3,339
Exercise price (in dollars per share) | $ / shares				16.72
Estimated grant date fair value | $		44
Weighted average remaining life	1 year
Option Expiration Period Twenty Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			986
Number of options exercisable (in shares)			986
Exercise price (in dollars per share) | $ / shares				21.28
Estimated grant date fair value | $		15
Weighted average remaining life	1 year
Option Expiration Period Twenty Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			4,475
Number of options exercisable (in shares)			4,475
Exercise price (in dollars per share) | $ / shares				110.20
Estimated grant date fair value | $		355
Weighted average remaining life	1 year 2 months 26 days
Option Expiration Period Twenty Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			25,657
Number of options exercisable (in shares)			25,657
Exercise price (in dollars per share) | $ / shares				30.02
Estimated grant date fair value | $		439
Weighted average remaining life	1 year 5 months 26 days
Option Expiration Period Twenty Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			13,158
Number of options exercisable (in shares)			9,868
Exercise price (in dollars per share) | $ / shares				27.17
Estimated grant date fair value | $		150
Weighted average remaining life	1 year 7 months 17 days
Option Expiration Period Twenty Six
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			32,896
Number of options exercisable (in shares)			32,896
Exercise price (in dollars per share) | $ / shares				57.00
Estimated grant date fair value | $		1,352
Weighted average remaining life	1 year 9 months
Option Expiration Period Twenty Seven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			526
Number of options exercisable (in shares)			526
Exercise price (in dollars per share) | $ / shares				42.94
Estimated grant date fair value | $		16
Weighted average remaining life	1 year 11 months 1 day
Option Expiration Period Twenty Eight
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			10,526
Number of options exercisable (in shares)			10,526
Exercise price (in dollars per share) | $ / shares				38.76
Estimated grant date fair value | $		295
Weighted average remaining life	1 year 11 months 8 days
Option Expiration Period Twenty Nine
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			277,949
Number of options exercisable (in shares)			277,949
Exercise price (in dollars per share) | $ / shares				16.72
Estimated grant date fair value | $		3,710									$ 4,080
Weighted average remaining life	3 years 3 months
Option Expiration Period Thirty
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			2,632
Number of options exercisable (in shares)			2,632
Exercise price (in dollars per share) | $ / shares				30.02
Estimated grant date fair value | $		59
Weighted average remaining life	3 years 5 months 26 days
Option Expiration Period Thirty One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			526
Number of options exercisable (in shares)			394
Exercise price (in dollars per share) | $ / shares				21.28
Estimated grant date fair value | $		8								$ 8
Weighted average remaining life	3 years 11 months 19 days
Option Expiration Period Thirty Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			284,873
Number of options exercisable (in shares)			177,994
Exercise price (in dollars per share) | $ / shares				21.28
Estimated grant date fair value | $		3,742						$ 4,619
Weighted average remaining life	4 years 3 days
Option Expiration Period Thirty Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			7,895
Number of options exercisable (in shares)			7,895
Exercise price (in dollars per share) | $ / shares				34.20
Estimated grant date fair value | $		179
Weighted average remaining life	7 years 3 months
Option Expiration Period Thirty Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			3,049,784
Number of options exercisable (in shares)			2,877,860
Exercise price (in dollars per share) | $ / shares				13.11
Estimated grant date fair value | $		34,032					$ 34,822
Weighted average remaining life	9 years 4 months 13 days
Option Expiration Period Thirty Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			80,100
Number of options exercisable (in shares)			23,867
Exercise price (in dollars per share) | $ / shares				14.37
Estimated grant date fair value | $		507				$ 982
Weighted average remaining life	9 years 7 months 28 days
Option Expiration Period Thirty Six
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			35,000
Number of options exercisable (in shares)			8,750
Exercise price (in dollars per share) | $ / shares				$ 10.45
Estimated grant date fair value | $		$ 109			$ 307
Weighted average remaining life	9 years 11 months 4 days